Cash and Cash Equivalents and Margin Cash (Details) - Schedule of Changes in Fair Value to be Cash Equivalents - USD ($) $ in Thousands	Jun. 30, 2024		Dec. 31, 2023		Jun. 30, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Schedule of Changes in Fair Value to be Cash Equivalents [Abstract]
Cash on hand and at banks	$ 1,322,154		$ 1,830,814			$ 1,144,741
CDB (bank certificates of deposit) and National Treasury Bills (Tesouro Selic)(1)	2,368,148	[1]	2,738,703	[1]		1,381,690	[2]
Cash and cash equivalents, Total	3,690,302		4,569,517		$ 2,643,325	2,526,431		$ 4,164,349	$ 3,786,969
Margin cash (Restricted cash)	90,761		18,191			59,088
Investments in Treasury Bills	71,758		114,270			71,121
Margin cash, Total	$ 162,519		$ 132,461			$ 130,209

[1]	CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário — CDI). Tesouro Selic are bonds purchased from financial institutions having conditions and characteristics that are similar to CDB’s.
[2]	CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário — CDI). Tesouro Selic are bonds purchased from financial institutions having conditions and characteristics that are similar to CDB’s.